Earnings (Loss) Per Share (Details) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CNY	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Net (loss) income available to ordinary shareholders	$ (2,791)	(17,328)	$ (2,893)	(17,759)	$ (3,705)	(22,981)	$ (2,133)	(13,259)	$ (11,496)	(71,327)	(58,971)	(54,427)
Weighted average number of ordinary shares outstanding									13,062,500	13,062,500	13,062,500	13,062,500
Dilutive effect of share options									$ 0	0	0	0
Diluted weighted average number of ordinary shares outstanding									13,062,500	13,062,500	13,062,500	13,062,500
Basic and diluted earnings (loss) per share	$ (0.21)	(1.33)	$ (0.22)	(1.36)	$ (0.28)	(1.76)	$ (0.16)	(1.02)	$ (0.88)	(5.46)	(4.51)	(4.17)